SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS
3.	SHORT-TERM INVESTMENTS

Short-term investments as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024
Wealth Management Products	50,143	—

The Group classifies the wealth management products as “available-for-sale” debt securities which are recorded at fair value. For the years ended December 31, 2022, 2023 and 2024, the Group recorded RMB4,810, RMB4,343 and RMB1,074 of changes in fair value of these available-for-sale debt securities, net of tax, in other comprehensive loss, respectively, and RMB4,464, RMB4,166 and RMB1,217 of realized gains transferred from other comprehensive income to other income when the security was sold. No credit loss was recognized for the years ended December 31, 2022, 2023 and 2024.